FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Working capital, Orion Tanker pool (non-current assets)	$ 0		$ 36,987
2012 Credit Facility	(210,000)		(250,000)
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	71,125	[1]	55,511	[1]
Marketable Securities	0	[1]	549	[1]
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Working capital, Orion Tanker pool (non-current assets)	0		36,987
2012 Credit Facility	(210,000)		(250,000)
Carrying Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	71,125		55,511
Marketable Securities	$ 0		$ 549

[1]	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis